Expense Example, No Redemption - Invesco Global Small Cap Equity Fund	Sep. 01, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 670
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,277
Expense Example, No Redemption, 10 Years	2,164
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,157
Expense Example, No Redemption, 10 Years	2,318
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	636
Expense Example, No Redemption, 10 Years	1,426
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	329
Expense Example, No Redemption, 5 Years	586
Expense Example, No Redemption, 10 Years	$ 1,321